Shareholder Report, Line Graph (Details) 190135_Akre Focus ETF_TF_TSR SemiAnnual {TF} - USD ($)											6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Akre Focus ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Akre Focus ETF NAV
Accumulated Value	$ 40,265	$ 32,819	$ 26,862	$ 29,683	$ 24,589	$ 22,194	$ 16,965	$ 16,073	$ 11,732	$ 10,000	$ 35,163
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	36,541	28,914	23,932	26,074	21,148	18,037	14,823	15,174	12,004	10,000	$ 42,515
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Equal Weight Total Return
Accumulated Value	$ 29,777	$ 25,248	$ 24,009	$ 24,148	$ 19,318	$ 16,947	$ 14,672	$ 15,106	$ 12,417	$ 9,999	$ 33,144